Summary of Principal Accounting Policies - Recently issued accounting pronouncements (Details) - ASU 2016-02 - Restatement Adjustment $ in Millions	Dec. 31, 2018 USD ($)
Recently issued accounting pronouncements
Right-of-use asset	$ 36.3
Lease liability	$ 36.3